Consolidated Statements of Shareholders' Equity - CAD ($)	Number Of Shares Issued [Member]	Issued Capital Gross [Member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Accumulated other comprehensive income [member]	Profit Reserves [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 72,091,673	$ 176,511,857	$ 9,439,324	$ 15,404,728	$ (3,858,756)	$ 90,078	$ (78,930,532)	$ 118,656,699
IfrsStatementLineItems [Line Items]
Issuance of shares for offerings, net of transaction cost	11,500,000	15,609,256						15,609,256
Issuance of shares to effect the Omnia acquisition	18,250,000	30,112,500						30,112,500
Shares returned to treasury	(1,071,876)	(3,858,756)			3,858,756
Shares issued upon exercise of warrants	3,109,589	10,635,411		(7,907,396)				2,728,015
Shares issued upon exercise of options	823,937	2,992,079	(2,763,543)					228,536
Ending balance, value at Dec. 31, 2020	104,930,981	232,616,997	7,494,164			45,428	(98,285,532)	141,871,057
IfrsStatementLineItems [Line Items]
Shares issued upon conversion of convertible debentures	136,649	414,488						414,488
Shares issued for services	91,009	200,162						200,162
Share-based compensation			818,383					818,383
Expiry of warrants				(7,497,332)			7,497,332
Other comprehensive income for the year						(44,650)		(44,650)
Net loss for the year							(26,852,332)	(26,852,332)
Issuance of shares for offerings, net of transaction cost	15,983,000	95,146,338						95,146,338
Shares issued upon exercise of options	363,176	1,711,723	(927,292)					784,431
Shares issued for settlement of deferred payment liability	429,354	632,800						632,800
Ending balance, value at Dec. 31, 2021	133,549,269	387,087,948	25,485,361			527,166	(150,332,154)	262,768,321
IfrsStatementLineItems [Line Items]
Shares issued upon conversion of convertible debentures	2,835,289	7,626,957						7,626,957
Share-based compensation			18,918,489					18,918,489
Other comprehensive income for the year						481,738		481,738
Net loss for the year							(52,046,622)	(52,046,622)
Issuance of shares to effect the Vedatis acquisition	226,563	2,374,380						2,374,380
Issuance of shares to effect the Tabwire acquisition	790,094	5,238,323						5,238,323
Issuance of shares to effect the GameKnot acquisition	165,425	921,417						921,417
Issuance of shares to effect the Addicting Games acquisition	2,661,164	14,636,402						14,636,402
Issuance of shares to effect the Outplayed acquisition	$ 5,164,223	$ 26,182,611						$ 26,182,611